TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS	12 Months Ended
Dec. 31, 2021
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS [Abstract]
TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS
16	TECHNICAL RESERVES FOR INSURANCE CLAIMS AND PREMIUMS

a)	This item consists of the following:

	2021
	Technical reserves for claims (*)	Technical reserves for premiums (**)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	1,696,733	9,101,456	10,798,189
General insurance	714,700	684,950	1,399,650
Health insurance	144,147	192,525	336,672
Total	2,555,580	9,978,931	12,534,511

	2020
	Technical reserves for claims (*)	Technical reserves for premiums (**)	Total
	S/(000)	S/(000)	S/(000)

Life insurance	1,288,056	8,784,732	10,072,788
General insurance	629,330	656,963	1,286,293
Health insurance	133,088	182,907	315,995
Total	2,050,474	9,624,602	11,675,076

(*) As of December 31, 2021, the life insurance technical reserves include the mathematical reserves of income amounting to S/6,759.7 million (S/ 6,806.1 million as of December 31, 2020).

Insurance claims reserves represent reported claims and an estimate for incurred but non reported claims (IBNR). Reported claims are adjusted on the basis of technical reports received from independent adjusters.

Insurance claims to be paid by reinsurers and co-insurers represent ceded claims, which are presented in “Accounts receivable from reinsurers and coinsurers” of the consolidated statement of financial position, See note 9(b).

As of December 31, 2021, the reserves for direct claims include reserves for IBNR for life, general and health insurance for an amount of S/825.0 million, S/38.9 million y S/109.9 million, respectively (S/602.7 million, S/42.5 million and S/125.3 million, respectively, as of December 31, 2020).

The increase in reserves is mainly due to the mortality experienced due to COVID-19. Thus, the increase in the technical reserve for claims corresponds to the effect experienced by the business lines due to increases in the reserve amount for outstanding claims due to Over mortality and IBNR. Likewise, the increase in technical reserves for premiums is mainly due to the increase due to new sales in the Income line.

As of December 31, 2021, due to the COVID-19 pandemic, IBNR reserves were calculated in two parts: a) IBNR reserve for regular claims and b) IBNR reserve for expected excess mortality (deaths above the average number of cases months pre-pandemic).

In the case of general and health risks, the retrospective analysis indicates that the amounts accrued are adequate and in Management’s opinion, the estimate of the reserve for IBNR is enough to cover any obligation as of December 31, 2021 and 2020.

In the case of Medical Assistance (AMED for its acronym in Spanish), the IBNR estimate included the estimate of regular claims and also the IBNR estimate for COVID-19 claims, which had a different frequency and cost than regular claims. See Note 3(e)(ii).

In general, claims reserves have been estimated using prudential criteria due to the uncertainty in the loss ratio caused by the pandemic that began in 2020.

Technical reserves include reserves for obligations for future benefits under insurance of life and personal accidents in force; and the unearned premium reserves in respect of the portion of premiums written that is allocable to the unexpired portion of the related policy periods of related coverage.

b)	Movement of insurance claims reserves (direct and assumed), occurred during the years 2021 and 2020:

	2021
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	1,288,056	629,330	133,088	2,050,474
Gross claims, Note 26	2,183,789	375,162	325,307	2,884,258
Payments	(1,786,376)	(353,147)	(314,343)	(2,453,866)
Result for difference in change and others	11,264	63,355	95	74,714
Ending balance	1,696,733	714,700	144,147	2,555,580

	2020
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	908,362	590,588	77,278	1,576,228
Gross claims, Note 26	1,383,344	326,183	281,627	1,991,154
Payments	(1,012,012)	(363,374)	(225,882)	(1,601,268)
Result for difference in change and others	8,362	75,933	65	84,360
Ending balance	1,288,056	629,330	133,088	2,050,474

The increase in technical reserves for claims mainly corresponds to excess mortality in the Life Insurance Businesses and the provision of services for Health Insurance. The impact by business is detailed below:

2021
Business line	IBNR Balance COVID - 19	Claims reported COVID – 19	Total Impact COVID-19
Vida Individual	S/ 18.0 MM	S/ 39.0 MM	S/ 57.0 MM
Vida Grupo	S/ 13.9 MM	S/ 18.7 MM	S/ 32.6 MM
Vida Ley	S/ 27.2 MM	S/ 44.4 MM	S/ 71.6 MM
Vida Crédito	S/ 45.6 MM	S/ 162.9 MM	S/ 208.5 MM
SISCO	S/ 67.8 MM	S/ 286.5 MM	S/ 354.3 MM
Asistencia Médica	S/ 19.8 MM	S/ 38.7 MM	S/ 58.5 MM
Totales	S/ 192.3 MM	S/ 590.2 MM	S/ 782.5 MM

2020
Business line	IBNR Balance COVID - 19	Claims reported COVID – 19	Total Impact COVID-19
Vida Individual	S/ 7.0 MM	S/ 17.1 MM	S/ 24.1 MM
Vida Grupo	S/ 9.8 MM	S/ 9.0 MM	S/ 18.8 MM
Vida Ley	S/ 11.3 MM	S/ 19.4 MM	S/ 30.7 MM
Vida Crédito	S/ 21.7 MM	S/ 101.8 MM	S/ 123.5 MM
SISCO	S/ 49.0 MM	S/ 112.9 MM	S/ 161.9 MM
Asistencia Médica	S/ 24.5 MM	S/ 33.1 MM	S/ 57.6 MM
Totales	S/ 123.3 MM	S/ 293.3 MM	S/ 416.6 MM

c)	Movement of reserves for premiums (direct and assumed) that occurred during the years 2021 and 2020:

	2021
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	8,784,732	656,963	182,907	9,624,602
Time course expenses and others	(55,135)	2,710	–	(52,425)
Unearned premium and other technical reserves variation, net	(539)	(21,844)	9,371	(13,012)
Insurance subscriptions	751,942	6,374	–	758,316
Adjustment by application of market rates (i)	(771,711)	–	–	(771,711)
Result for difference in change and others	392,167	40,747	247	433,161
Ending balance	9,101,456	684,950	192,525	9,978,931

	2020
	Life insurance	General insurance	Health insurance	Total
	S/(000)	S/(000)	S/(000)	S/(000)

Beginning balance	7,548,684	651,129	174,192	8,374,005
Time course expenses and others	75,115	818	–	75,933
Unearned premium and other technical reserves variation, net	1,006	(36,323)	8,501	(26,816)
Insurance subscriptions	599,149	5,941	–	605,090
Adjustment by application of market rates (i)	263,820	–	–	263,820
Result for difference in change and others	296,958	35,398	214	332,570
Ending balance	8,784,732	656,963	182,907	9,624,602

The increase in technical reserves for premiums is mainly due to the increase in sales.

(i)
As of December 31, 2021, the variation corresponds mainly to a change in the methodology in the reinvestment rate (purchase at market) and the increase in investment rates at market, generating a greater release of reserves compared to 2020 (at a higher rate of discount, the reserves constituted are lower). As of December 31, 2020, the increase corresponds mainly to the reduction of investment rates to market.

The main assumptions used to estimate of retirement, disability and survival annuities and individual life reserves are as follows:

	2021		2020
Mortality	Mortality table	Technical rates	Mortality table	Technical rates
Annuities	SPP-S-2017 and SPP-I- 2017	Investment Rates: Between 3.75% - 8.02% Reinvestment Rates: Between 2.5% - 5.25%	SPP-S-2017 and SPP-I- 2017	Investment Rates: Between 3.21% - 7.96% Reinvestment Rates: Between 2.50% - 5.25%
Pension Insurance - Definitive Regime (Claims with an accrual date until May 2011).	B-85 and MI-85	Soles VAC 1.37% / Nominal US dollar 3.61%	B-85 and MI-85	Soles VAC 1.7% / Nominal US dollar 3.68%
Pension Insurance - Definitive Regime (Claims with an accrual date from June 2011)	B-85 adjusted and MI-85	Soles VAC 1.37% / Nominal US dollar 3.61% / Adjusted Soles 5.12% / Adjusted Dollars 3.61%	B-85 Adjusted and MI-85	Soles VAC 1.7% / Nominal US dollar 3.68% / Adjusted Soles 5.25% / Adjusted Dollars 3.68%
Pension Insurance - Temporary Regime (IFRS reserve) All Claims	SPP-S-2017- and SPP-I-2017	Soles VAC 3.614%	SPP-S-2017- and SPP-I-2017	Soles VAC 3.648%
SCTR (IFRS Reserve) Claims settled until December 2019	SPP-S-2017- and SPP-I-2017	Soles VAC 3.663%	SPP-S-2017 and SPP-I-2017	Soles VAC 3.672%
SCTR (IFRS Reserve) Claims settled since January 2020	SPP-S-2017- and SPP-I-2017	Soles VAC 2.748%	SPP-S-2017 and SPP-I-2017	Soles VAC 2.734%
Individual life	CSO 80 adjusted	4.00 – 5.00%	CSO 80 adjustable	4.00 – 5.00%

The sensitivity of the estimates used by the Group to measure its insurance risks is represented primarily by the life insurance risks; the main variables as of December 31, 2021 and 2020, are the interest rates and the mortality tables used. The Group has evaluated the changes in its most significant reserves related to life insurance contracts included in retirement, disability and survival annuities reserves of +/- 100 bps of the interest rates and of +/- 5 bps of the mortality factors, with the following results:

	2021			2020
		Variation of the reserve			Variation of the reserve
Variables	Reserve	Amount	Percentage	Reserve	Amount	Percentage
			%			%
Portfolio in S/ - Base amount	3,951,240	–	–	4,121,791	–	–
Changes in interest rates: + 100 bps	3,581,606	(369,633)	(9.35)	3,783,665	(338,126)	(8.20)
Changes in interest rates: - 100 bps	4,398,670	447,430	11.32	4,530,919	409,128	9.93
Changes in Mortality tables to 105%	3,923,102	(28,138)	(0.71)	4,095,670	(26,121)	(0.63)
Changes in Mortality tables to 95%	3,980,673	29,433	0.74	4,148,940	27,149	0.66

Portfolio in US$ - Base amount	672,130	–	–	847,563	–	-
Changes in interest rates: + 100 bps	623,665	(48,465)	(7.21)	801,574	(45,989)	(5.43)
Changes in interest rates: - 100 bps	729,743	57,613	8.57	902,102	54,539	6.43
Changes in Mortality tables to 105%	666,489	(5,641)	(0.84)	842,068	(5,495)	(0.65)
Changes in Mortality tables to 95%	677,982	5,852	0.87	853,308	5,745	0.68